Principal activities, significant concentrations and risks, and basis of presentation	12 Months Ended
Dec. 31, 2012
Principal activities, significant concentrations and risks, and basis of presentation
Principal activities, significant concentrations and risks, and basis of presentation

1                                         Principal activities, significant concentrations and risks, and basis of presentation

(a)                       Principal activities

Simcere Pharmaceutical Group (the “Company”) and its subsidiaries (collectively the “Group”), are principally engaged in the research, development, manufacture and distribution of pharmaceutical and vaccine products in the People’s Republic of China (the “PRC”).

(b)                       Significant concentrations and risks

Revenue concentrations

The Group sells its products to pharmaceutical distributors and the PRC government. Sales to distributors account for substantially all of the Group’s revenues. The Group does not have long-term distribution agreements and competes for desired distributors with other pharmaceutical and vaccine manufacturers. Consequently, maintaining relationships with existing distributors and replacing distributors may be costly, difficult and time-consuming. Any disruption of the Group’s distribution network, including the failure to renew existing distribution agreements with desired distributors, could negatively affect the Group’s ability to effectively sell its products and could materially and adversely affect its business, financial condition and results of operations. As of and for the years ended December 31, 2010, 2011 and 2012, no single customer contributed 10% or more of the Group’s total revenues or accounts and bills receivable. For the years ended December 31, 2010, 2011 and 2012, sales to five largest customers accounted in aggregate for approximately 17.6%, 17.2% and 16.6% of the Group’s total revenues, respectively.

The Group derives a substantial portion of revenue from the sales of five products, namely Bicun, Zailin, Yingtaiqing, Sinofuan and Endu. Each of these products individually contributed to revenues of over RMB100,000 (US$16,051) for the year ended December 31, 2012. Total revenues of these five products accounted for 71.9%, 72.2% and 69.6% of the Group’s revenue for the years ended December 31, 2010, 2011 and 2012, respectively. All of these five products except Endu were subject to the price controls described below, which accounted for 61.4%, 59.3% and 56.5% of the Group’s revenue for the years ended December 31, 2010, 2011 and 2012, respectively. The Group expects the sales of these five products to continue to comprise a substantial portion of revenues in the future; accordingly any factors adversely affecting the sales of any of these five products will have a material adverse effect on the Group’s business, financial condition and results of operations.

Price control by PRC government authorities

The retail prices of certain pharmaceuticals sold in China are subject to price controls in the form of fixed prices or price ceilings. Pharmaceuticals subject to price control include pharmaceuticals identified in (i) China’s national essential drug list and drug reimbursement list issued by China’s Ministry of Human Resources and Social Security; (ii)  the provincial medical insurance catalogs issued by the provincial Ministry of Human Resources and Social Security; and (iii) those pharmaceuticals whose production or trading are deemed to constitute monopolies.

Manufacturers and distributors cannot set the retail price for any given price-controlled product above the price ceilings or deviate from fixed price imposed by the government. The prices of medicines that are not subject to price controls are determined freely, subject to notification to the provincial pricing authorities.

Certain of the Group’s products are subject to such price controls and accordingly, the price of such products can not be increased at the Group’s discretion above the relevant controlled price ceiling without prior governmental approval. In addition, the price of such products may also be adjusted downward by the relevant government authorities in the future. Such price control, especially downward price adjustment, may negatively affect the Group’s revenue and profitability. For the years ended December 31, 2010, 2011 and 2012, 73%, 82% and 85% respectively, of the Group’s revenue were from products that were subject to government pricing controls.

Concentration of suppliers

The Group sources raw materials, as well as packaging materials, from various suppliers in the PRC.  Historically, the majority of the Group’s raw materials have been readily available. The Group generally maintains two vendors for each major raw material in order to diversify its vendor base and to ensure a reliable supply of raw materials at reasonable prices.

In addition, the Group also purchased two pharmaceutical products from third party suppliers and is the exclusive distributor of the two pharmaceutical products. The revenue of the two pharmaceutical products accounted for 10.0%, 11.2% and 9.7% of the Group’s revenue for the years ended December 31, 2010, 2011 and 2012, respectively.

For the years ended December 31, 2010, 2011 and 2012, the Group purchased 36.9%, 37.0% and 31.5%, respectively, of its total supply of raw materials and pharmaceutical products from its five largest suppliers and purchased 17.3%, 19.7% and 13.6% of its total supply of raw materials and pharmaceutical products from its largest supplier.

(c)                        Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

On December 21, 2012, the Group signed an agreement with Changzhou Diaozhuang Industrial Co., Ltd (“Diaozhuang Industrial”), for the sale of certain assets, including certain plant, machineries and land use right held by Jiangsu Quanyi Biological Technology Stock Co., Ltd. (“Jiangsu Quanyi”) for a cash consideration of RMB25,514 (US$4,095).  As of December 31, 2012, the above property, plant and equipment, land use right were classified as assets held for sale. The Group recognized an impairment loss of RMB1,831 (US$294) in the consolidated statements of comprehensive income for the year ended December 31, 2012, representing the difference between the carrying amount of these assets of RMB27,345 (US$4,389) and fair value less cost to sell of RMB25,514 (US$4,095).

The Group previously accounted for its investment in Shanghai Celgen Bio-Pharmaceutical Co., Ltd. (“Shanghai Celgen”) under the equity method of accounting and included the investment in the line item “Investments in and advances to affiliated companies” in the Group’s consolidated balance sheet as of December 31, 2011 and 2010. As of December 31, 2012, management approved a plan to sell the investment in Shanghai Celgen. On January 15, 2013, the Group signed a share transfer agreement with Devont Asset Management Limited (“Devont”) to transfer its Shanghai Celgen for a cash consideration of RMB302 million. Upon completion of the transaction, the Group will no longer hold any equity interest in Shanghai Celgen. As of December 31, 2012, the carrying amount of investment in Shanghai Celgen of RMB65,036 (US$10,439) was classified as assets held for sale. As of the issuance date of the financial statements, the sales of Shanghai Celgen has yet to be completed and the cash consideration of RMB302,000 has not be received by the Group.